FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on interest expense	$ 14,736	$ 7,815
Reasonably possible decrease in risk variable, impact on interest expense	(15,711)	$ (826)
Fixed interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,743,764
Floating interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 2,034,473